Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of entity's operating segments [text block]
31.	Segment information

For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows:

-	Production and marketing of cement, concrete and precast in the northern region of Peru.

-	Sale of construction supplies (steel rebar and building materials) in the northern region of Peru.

-	Production and marketing of quicklime in the northern region of Peru.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated financial statements.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	Revenues from external customers	Cost of sales	Gross profit margin	Other operating income, net	Administrative expenses	Selling and distribution expenses	Impairment on brine project	Finance costs	Finance income	Net loss on settlement of derivate financial instruments	Gain (loss) from exchange difference, net	Profit (loss) before income tax	Income tax expense	Net income (loss) from continuing operations	Net loss from discontinued operations	Profit (loss) for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Cement, concrete and precast	1,289,034	(808,568)	480,466	2,701	(165,758)	(42,306)	-	(77,947)	2,553	(1,491)	718	198,936	(63,775)	135,161	-	135,161
Construction supplies	67,225	(64,422)	2,803	(25)	(3,490)	(891)	-	(37)	23	-	6	(1,611)	516	(1,094)	-	(1,094)
Quicklime	36,109	(32,564)	3,545	-	(1,745)	(445)	-	-	-	-	4	1,359	(436)	923	-	923
Other (*)	333	(252)	81	(31)	(3,489)	(891)	-	(2)	-	-	1	(4,331)	1,389	(2,943)	-	(2,943)

Consolidated	1,392,701	(905,806)	486,895	2,645	(174,482)	(44,533)	-	(77,986)	2,576	(1,491)	729	194,353	(62,306)	132,047	-	132,047

2018
Cement, concrete and precast	1,134,696	(675,218)	459,478	(8,191)	(166,127)	(43,015)	-	(87,327)	4,945	(34,887)	(8,227)	116,649	(41,214)	75,435	-	75,435
Construction supplies	68,982	(67,249)	1,733	(322)	(553)	(1,066)	-	(11)	25	-	(26)	(220)	116	(104)	-	(104)
Quicklime	57,564	(52,313)	5,251	-	(2,186)	-	-	-	-	-	(111)	2,954	(1,043)	1,911	-	1,911
Other (*)	1,692	(1,426)	266	(184)	(3,275)	(36)	-	-	-	-	(13)	(3,242)	1,146	(2,096)	-	(2,096)

Consolidated	1,262,934	(796,206)	466,728	(8,697)	(172,141)	(44,117)	-	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146	-	75,146

2017
Cement, concrete and precast	1,071,759	(599,729)	472,030	(4,127)	(174,087)	(39,334)	-	(73,759)	5,779	-	(2,012)	184,490	(67,568)	116,922	-	116,922
Construction supplies	66,442	(64,569)	1,873	36	(1,499)	(2,287)	-	-	48	-	(17)	(1,846)	676	(1,170)	-	(1,170)
Quicklime	80,707	(67,036)	13,671	-	(15,613)	-	-	-	-	-	(183)	(2,125)	778	(1,347)	-	(1,347)
Other (*)	1,842	(1,622)	220	(266)	(4,418)	(57)	(47,582)	-	15	-	(14)	(52,102)	19,082	(33,020)	(754)	(33,774)

Consolidated	1,220,750	(732,956)	487,794	(4,357)	(195,617)	(41,678)	(47,582)	(73,759)	5,842	-	(2,226)	128,417	(47,032)	81,385	(754)	80,631

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine project).

	Segment assets	Other assets (*)	Total assets	Operating liabilities	Capital expenditure (**)	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Cement, concrete and precast	2,714,888	-	2,714,888	1,409,596	87,086	(122,911)	(2,498)
Construction supplies	51,376	-	51,376	99,934	-	(879)	-
Quicklime	93,812	-	93,812	-	-	(5,820)	-
Other	53,258	18,224	71,482	377	-	(208)	-

Consolidated	2,913,334	18,224	2,931,558	1,509,907	87,086	(129,818)	(2,498)

2018
Cement, concrete and precast	2,634,102	9,474	2,643,576	1,377,769	113,365	(124,070)	(3,808)
Construction supplies	29,363	-	29,363	34,788	284	(1,100)	-
Quicklime	111,072	-	111,072	-	-	(4,433)	-
Other	50,936	29,677	80,613	704	-	(176)	-

Consolidated	2,825,473	39,151	2,864,624	1,413,261	113,649	(129,779)	(3,808)

(*)	As of December 31, 2019, corresponded to the financial investment designated at fair value through OCI for approximately S/18,224,000. As of December 31, 2018 corresponded to the financial investment designated at fair value through OCI and fair value of the derivative financial instruments (cross currency swap) for approximately S/26,883,000 and S/12,268,000, respectively. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument from trading are not assigned to any segment.

(**)	Capital expenditure consists of S/87,086,000 and S/113,649,000 during the years ended as of December 31, 2019 and 2018, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets. During 2019 and 2018, there were no purchases of assets through leases.

Geographic information

As of December 31, 2019 and 2018, all non-current assets were located in Peru and all revenues are from clients located in the north region of the country.